PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property and equipment consisted of the following:
	Estimated Life	June 30, 2018	December 31, 2017
		(Unaudited)
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	436,173	434,563
Land	—	358,886	358,886
Building and improvements	5 - 25 years	823,131	823,131
Site costs	10 years	1,518,129	1,417,704
Crushing system	20 years	2,390,995	2,514,021
Process plant and equipment	10 years	3,530,460	3,530,460
Vehicles and mining equipment	5 - 10 years	605,824	605,824
		9,720,593	9,741,584
Less: accumulated depreciation		(6,883,150)	(6,438,218)

		$2,837,443	$3,303,366

Property and equipment consisted of the following:

	Estimated Life	December 31, 2017	December 31, 2016

Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	434,563	416,363
Land	—	358,886	358,886
Building and improvements	5 - 25 years	823,131	820,182
Site costs	10 years	1,417,704	1,412,624
Crushing system	20 years	2,514,021	2,505,012
Process plant and equipment	10 years	3,530,460	3,517,809
Vehicles and mining equipment	5 - 10 years	605,824	699,025
		9,741,584	9,786,896
Less: accumulated depreciation		(6,438,218)	(5,475,916)

		$3,303,366	$4,310,980